Equity Incentive Plans (Narrative) (Details) (USD $)	12 Months Ended										12 Months Ended			1 Months Ended		12 Months Ended			1 Months Ended			12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Stock Options [Member]	Dec. 31, 2011 Stock Options [Member]	Dec. 31, 2010 Stock Options [Member]	Dec. 31, 2012 Stock Options [Member] Contingent Events [Member]	Dec. 31, 2012 Stock Options [Member] Time-Based Vesting [Member]	Dec. 31, 2012 Stock Options [Member] Black-Scholes Model [Member]	Dec. 31, 2012 Stock Options [Member] Monte Carlo Simulation [Member]	Dec. 31, 2012 Restricted Stock Units [Member]	Aug. 21, 2012 Restricted Stock Units [Member] Executive Officer [Member]	Aug. 21, 2012 Restricted Stock Units [Member] Director [Member]	Dec. 31, 2012 Warrants [Member]	Dec. 31, 2012 2006 Plan [Member] Tranche 1 [Member]	Dec. 31, 2012 2006 Plan [Member] Tranche 2 [Member]	Jan. 31, 2009 2006 Plan [Member] Participation Units [Member]	May 25, 2007 2006 Plan [Member] Participation Units [Member]	Jun. 30, 2006 2006 Plan [Member] Participation Units [Member]	Dec. 31, 2012 2006 Plan [Member] Participation Units [Member]	Dec. 31, 2011 2006 Plan [Member] Participation Units [Member]	Dec. 31, 2010 2006 Plan [Member] Participation Units [Member]	Jan. 31, 2012 January 2012 Plan [Member] Restricted Stock Units [Member]	Dec. 31, 2012 2012 Plan [Member]
Equity Incentive Plan
Service period																			15 years	15 years	10 years
Units granted														250,000	45,000				200,000	200,000	600,000				233,500
Granted, FMV per unit														$ 11.0	$ 11.0				$ 3.1725	$ 2.1245	$ 1.203
Deferred compensation expense	$ 3,897,000	$ 1,415,000	$ 450,000																			$ 3,300,000	$ 2,200,000	$ 500,000	$ 500,000
Deferred compensation liability	6,171,000																					6,000,000
Vesting period																									4 years
Recapture amount																									300,000,000
Common stock initially reserved for issuance																										2,500,000
Potential annual increase in shares reserved																										2,500,000
Potential annual increase in shares reserved, as a percent of shares outstanding																										6.00%
Options granted	1,777,500
Assumed stock price appreciation																										20.00%
Option vesting description																	two-thirds of the total grant vests 25 percent on each anniversary of the grant date for four years	one-third of the total grant vests 25 percent on each anniversary of the grant date, based both on the appreciation in the price of the Company?s common stock by 20% annually
Options expected term				5 years 6 months	7 years	9 years 7 months 20 days
Stock based compensation	1,381,000					1,300,000	0	0					500,000
Unrecognized stock compensation related to unvested options						7,800,000			2,000,000	5,700,000			2,800,000
Unrecognized stock-based compensation expense, weighted-average recognition period						3 years 2 months 24 days										4 years 7 months 14 days
Weighted average grant-date fair value of options						$ 5.19					$ 5.56	$ 4.46
Weighted average exercise price of options outstanding	$ 10.1															$ 11.5
Stock price						$ 16.83							$ 16.83
Options outstanding	1,751,000					1,751,000							295,000			17,833,333
Intrinsic value of options outstanding						11,900,000							5,000,000
Total fair value of shares vested													0
Fair value of options granted													$ 3,300,000
Options exercisable																17,485,495
Weighted average exercise price of exercisable options																$ 11.5
Vested during the year						1,640,000
Vested during the year, Weighted Average Exercise Price						$ 10.5
Options vested, remaining contractual life						9 years 8 months 7 days